Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5 - Property and Equipment

Property and equipment consists of the following at:

	March 31,	December 31,
	2013	2012

Trucks and vehicles	$21,872,099	$23,933,669
Other equipment	2,772,304	2,781,903
Buildings and improvements	2,328,477	2,403,477
Trucks in process	877,280	1,110,356
Capitalized truck leases	455,093	455,093
Land	596,420	601,420
Disposal wells	367,330	667,330
Total property and equipment	29,269,003	31,953,248
Accumulated depreciation	(15,467,984)	(16,932,358)
Property and equipment - net	$13,801,019	$15,020,890

Depreciation expense on property and equipment for the three months ended March 31, 2013 and 2012 totaled $548,836 and $1,263,797, respectively.

Note 5 - Property and Equipment

Property and equipment consists of the following at:

	December 31,
	2012	2011

Trucks and vehicles	$23,933,669	$20,415,684
Other equipment	2,781,903	2,888,663
Buildings and improvements	2,403,477	2,947,305
Trucks in process	1,110,356	852,975
Capitalized truck leases	455,093	455,093
Land	601,420	701,420
Disposal wells	667,330	620,104
Total property and equipment	31,953,248	28,881,244
Accumulated depreciation	(16,932,358)	(14,122,205)
Property and equipment - net	$15,020,890	$14,759,039

Depreciation expense on property and equipment for the year ended December 31, 2012 and 2011 totaled $2,810,153 and $3,948,052, respectively.